Note 7 - Derivative Liabilities (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative Liability, Total	$ 1,628,113
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease), Total	108,944	$ 679,271
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member]
Cash Price Per Each Common Stock Underlying Warrants	0.18
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member]
Cash Price Per Each Common Stock Underlying Warrants	0.11
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member]
Cash Price Per Each Common Stock Underlying Warrants	$ 0.0533